Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Loss Per Share Before and After the Retrospective Adjustments	The loss per share before and after the retrospective adjustments are as follows.
	Year Ended December 31,
	2020		2021
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
– Basic and diluted	—	—	(0.0019)	(1.4274)
Weighted average shares used in calculating net loss per share
– Basic and diluted	93,061,216	12,447,760	93,061,216	12,447,760

Schedule of Major Subsidiaries

As of December 31, 2025, all subsidiaries of the Company  were summarized as follows:

Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
Subsidiaries
Superlative Accelerating Infinite Limited	February 5, 2021	100%	BVI	Investment holding
Sustainable Available Innovative Limited	July 14, 2021	100%	BVI	Investment holding
Silicon Asset Investment Limited	March 3, 2021	100%	Hong Kong	Investment holding
Sustainable Available Innovative Pte. Ltd.	August 18, 2021	100%	Singapore	Investment holding
Hangzhou Dareruohan Technology Co., Ltd.	April 2, 2021	100%	PRC	Research and Development
SAI US INC.	February 24, 2022	100%	U.S.	Engaged in crypto asset mining business
SAITECH LIMITED	February 2, 2021	100%	CAY	Investment holding